SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes, Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Value added taxes
VAT rate (in percentage)	6.00%				13.00%	16.00%	17.00%
Revenue recognition
Return and refund policy term (in days)	7 days	7 days
Cost of revenues	¥ 1,885,180,256	$ 288,916,514	¥ 1,589,738,548	¥ 1,279,155,847
Transaction price allocated to remaining performance obligations	65,394,281
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-31
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 61,217,823
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Shipping costs incurred
Revenue recognition
Cost of revenues	¥ 43,743,258		¥ 31,912,258	¥ 16,752,785
Minimum
Revenue recognition
Free service period	1 year	1 year
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 4,176,458
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Maximum
Revenue recognition
Free service period	2 years	2 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue recognition
Period over which remaining performance obligation is expected to be recognized as revenue	24 months